Disposal group held for sale - Composition of Assets and Liabilities in Disposal Group (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets Held for Sale [Abstract]
Cash	$ 67	$ 0
Accounts receivable and other	714
Property, plant and equipment and iron ore inventory	11,690
Assets held for sale	12,471	0
Liabilities Held for Sale [Abstract]
Accounts payable and accrued liabilities	24
Asset retirement obligations	4,233
Liabilities associated with assets held for sale	$ 4,257	$ 0